Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
21.	Leases
Information on leases when the Group is a lessee is as follows: Information on leases when the Group is a lessor is provided in Note 12.

(i)	Amounts recognized in the consolidated statement of financial position
The consolidated statement of financial position shows the following amounts relating to leases:

(In millions of Korean won)	January 1, 2019		December 31, 2019
Right-of-use assets
Property and building	￦	559,813	￦	540,787
Machinery and track facilities		234,507		140,296
Others		105,463		107,414

Total	￦	899,783	￦	788,497

Investment property (buildings)		46,666		50,010
Lease liabilities 1
Current	￦	336,530	￦	355,833
Non-Current		470,703		373,306

Total	￦	807,233	￦	729,139

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement of financial position (Notes 9 and 40).
For the year ended December 31,2019,
right-of-use
assets has increased for
￦
426,965 million and investment property has increased for
￦
73,119 million for lease contracts. Amounts recognized in the consolidated statements of profit or loss.

(ii)	Amounts recognized in the consolidated statement s of operations
The consolidated statement
s
of
operations
shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2019
Depreciation of Right-of-use assets
Property and building	￦	310,202
Machinery and track facilities		89,452
Others		52,402

Total	￦	452,056

Depreciation of Investment Properties		21,809
Interest expense relating to lease liabilities		44,799
Expense relating to short-term leases		14,718
Expense relating to leases of low-value assets that are not short-term leases		26,575
Expense relating to variable lease payments not included in lease liabilities		5,993
The total cash outflow for leases for December 31, 2019, was
￦
532,730 million.

(iii)	Finance lease – 2018
The Group’s
non-cancellable
lease arrangements as at December 31, 2018 is as follows:
Details of finance lease assets as at December 31, 2018 is as follows:

(In millions of Korean won)	December 31, 2018
Acquisition Cost	￦	343,055
Less: Accumulated depreciation		(152,244)

Net Balance	￦	190,811

As at December 31, 2018, the Group recognized financial lease assets as other property and equipment. The related depreciation amounted to
￦
63,070 million for the year ended December 31, 2018.
The leased assets from the current date are presented as
right-of-use
assets in the consolidated statements of financial position. Details of changes in accounting policies are provided in Note 40.
Details of future minimum lease payments as at December 31, 2018 under finance lease contracts are summarized below:

(In millions of Korean won)	December 31, 2018
Total amount of minimum lease payments
Within one year	￦	77,615
For one year to five years		124,498
Thereafter		79

Total	￦	202,192

Unrealized interest expense		38,334

(In millions of Korean won)	December 31, 2018
Net amount of minimum lease payments
Within one year	￦	59,324
For one year to five years		104,456
Thereafter		78

Total	￦	163,858

(iv)	Operating lease – 2018
Details of future minimum lease payments as at December 31, 2018 under operating lease contracts are summarized below:

(In millions of Korean won)	December 31, 2018
Within one year	￦	287,149
For one year to five years		389,057
Thereafter		28,976

Total	￦	705,182

Operating lease expenses incurred for the years ended December 31, 2018 amounted to
￦
 132,225 million.
As of January 1, 2019, the Group recognized
right-of-use
assets for these leases, except for short-term leases and underlying assets are not low value assets asset leases (Note 40).